Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2021
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2019	2020	2021
Service cost	¥11,270	¥12,079	¥6,721
Interest cost	2,180	1,766	1,786
Expected return on plan assets	(6,068)	(6,038)	(5,826)
Amortization of net actuarial losses	3,831	5,654	5,519
Amortization of prior service cost	(1,059)	(1,137)	(1,521)

Net periodic benefit cost	¥10,154	¥12,324	¥6,679

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2020	2021
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥315,423	¥303,523
Service cost	12,079	6,721
Interest cost	1,766	1,786
Actuarial gain	(5,642)	(3,593)
Benefits paid	(13,301)	(12,656)
Amendments of pension benefit plans	(6,818)	—
Acquisition, divestitures and other	16	29

Projected benefit obligation at end of year	¥303,523	¥295,810

Change in plan assets:
Fair value of plan assets at beginning of year	¥232,885	¥225,744
Actual return on plan assets	(2,934)	19,126
Employer contributions	5,584	825
Benefits paid	(9,791)	(10,948)

Fair value of plan assets at end of year	¥225,744	¥234,747

Funded status at end of year	(77,779)	(61,063)

Amounts recognized in the consolidated balance sheets	¥(77,779)	¥(61,063)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2020	2021
Plans with ABO in excess of plan assets:
PBO	¥77,779	¥61,063
ABO	77,779	61,063
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥77,779	¥61,063
ABO	77,779	61,063
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2021
Net actuarial loss	¥84,666
Net prior service cost	(9,681)

Total	¥74,985

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2022
Net actuarial loss	¥3,955
Net prior service cost	(1,626)

Total	¥2,329

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2020	2021
Discount rate	0.6%	0.7%
Rate of increase in compensation levels	0.3%	0.3%
Interest crediting rate	3.0%	2.9%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2019	2020	2021
Discount rate	0.8%	0.6%	0.6%
Rate of increase in compensation levels	1.7%	1.6%	0.3%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%
Interest crediting rate	3.3%	3.3%	3.0%

Information about plan assets at fair value

	Millions of yen
	March 31, 2020
	Level 1	Level 2	Level 3	Balance as of March 31, 2020
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥1,901	¥23,465	¥25,366
Japanese government securities	23,464	—	—	23,464
Investment trust funds and other (2)(3)	—	22,027	41,616	63,643
Life insurance company general accounts	—	66,363	—	66,363
Other assets	—	40,508	—	40,508

Total	¥23,464	¥130,799	¥65,081	¥219,344

	Millions of yen
	March 31, 2021
	Level 1	Level 2	Level 3	Balance as of March 31, 2021
Pension plan asset s :
Private equity and pooled investments (1)	¥—	¥614	¥33,384	¥33,998
Japanese government securities	21,047	—	—	21,047
Investment trust funds and other (2)(3)	—	24,581	36,335	60,916
Life insurance company general accounts	—	72,106	—	72,106
Other assets	—	35,857	—	35,857

Total	¥21,047	¥133,158	¥69,719	¥223,924

(1)	Includes corporate type equity investments.
(2)	Includes mainly debt investment funds. Hedge funds and real estate funds are also included.
(3)
Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2020 and 2021, the fair values of these assets were
¥6,401 million and ¥10,823 million, respectively.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2020
	Balance as of April 1, 2019	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2020
Private equity and pooled investments	¥3,823	¥(4,403)	¥24,045	¥23,465
Investment trust funds and other	50,560	(3,262)	(5,682)	41,616

Total	¥54,383	¥(7,665)	¥18,363	¥65,081

	Millions of yen
	Year ended March 31, 2021
	Balance as of April 1, 2020	Unrealized and realized gains / ( loss )	Purchases / sales and other settlement	Balance as of March 31, 2021
Private equity and pooled investments	¥23,465	¥11,225	¥(1,306)	¥33,384
Investment trust funds and other	41,616	2,925	(8,206)	36,335

Total	¥65,081	¥14,150	¥(9,512)	¥69,719

Expected benefit payments

Year ending March 31	Millions of yen
2022	¥13,659
2023	13,252
2024	13,953
2025	14,671
2026	14,098
2027-2031	63,079